Segment information and operations by geographic area (Tables)	12 Months Ended
Dec. 31, 2017
Segment information and operations by geographic area
Schedule of results of operations of the segments and reconciliation with consolidated results of operations

	Year Ended December 31, 2017
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	19,255,477	403,976	—	19,659,453
Revenues—intersegment	393,192	—	(393,192)	—
Gross profit— third parties	2,146,850	262,461	—	2,409,311
Gross profit—intersegment	55,536	—	(55,536)	—
Depreciation, depletion, and amortization expense	(937,648)	(106,437)	—	(1,044,085)
Interest expense	(229,624)	(94,790)	—	(324,414)
Interest income	16,960	359	—	17,319
Income before income taxes	330,370	123,761	(55,536)	398,595

Total assets	17,261,859	4,480,987	(911,004)	20,831,842

	Year Ended December 31, 2016
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	15,580,576	156,300	—	15,736,876
Revenues—intersegment	974,835	—	(974,835)	—
Gross profit— third parties	2,225,215	68,326	—	2,293,541
Gross profit—intersegment	213,663	—	(213,663)	—
Depreciation, depletion, and amortization expense	(837,842)	(74,857)	—	(912,699)
Interest expense	(215,675)	(68,659)	—	(284,334)
Interest income	18,509	341	—	18,850
Income/(loss) before income taxes	1,106,227	(49,653)	(213,663)	842,911

Total assets	16,421,270	3,633,553	(1,023,567)	19,031,256

	Year Ended December 31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	13,461,181	64,226	—	13,525,407
Revenues—intersegment	263,332	—	(263,332)	—
Gross profit— third parties	2,258,099	34,490	—	2,292,589
Gross profit—intersegment	59,599	—	(59,599)	—
Depreciation, depletion, and amortization expense	(771,986)	(25,685)	—	(797,671)
Interest expense	(218,759)	(30,623)	—	(249,382)
Interest income	25,321	250	—	25,571
Income/(loss) before income taxes	880,393	(48,992)	(59,599)	771,802

Total assets	15,318,101	1,277,414	(289,612)	16,305,903

*Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from manufacturing segment to solar project segment; (2) the elimination of unsettled receivables from manufacturing segment and unsettled payables from solar projects segment resulting from the above sales of solar modules.

Schedule of Group's net revenue generated from different geographic locations

	Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
China	5,819,828	8,080,921	9,532,955
Outside China:
Japan	2,437,507	1,401,243	1,539,935
Rest of the world	5,268,072	6,254,712	8,586,563

Total outside China	7,705,579	7,655,955	10,126,498

Total net revenue	13,525,407	15,736,876	19,659,453